Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

Jackson River Aviation (“JRA”) is under common control with the Company. JRA (through its subsidiary TJI) provides FAR Part 135 aircraft charter services to the Company. Total purchases by the Company from JRA for the nine months ended September 30, 2017 and 2016 were $3,459,758 and $196,035, respectively. Billings by the Company to JRA for the nine months ended September 30, 2017 and 2016 were $845,887 and $57,053, respectively. As of September 30, 2017, the Company had a net outstanding payable to JRA of $170,025. As of December 31, 2016, the Company had a net outstanding receivable from JRA of $38,962.

The majority of Tempus Intermediate Holdings, LLC (“TIH”) is owned by Firefly Financials, Ltd, which is under common control with the Company. The Manager of TIH is our CFO, Johan Aksel Bergendorff. TIH owns certain aircraft used by Tempus to provide services to certain customers. Total purchases by the Company from TIH for the nine months ended September 30, 2017 and 2016 were $2,247,955 and $1,125,246, respectively. Total billings from the Company to TIH for the nine months ended September 30, 2017 and 2016 were $806,023 and $136,482, respectively. The net outstanding payable from Tempus to TIH at September 30, 2017 and December 2016 was $636,591 and 1,284,886, respectively.

Southwind Capital, LLC (“Southwind”) is controlled by R. Lee Priest, Jr., the Company’s Executive Vice President. Southwind owned certain aircraft used by Tempus to provide services to certain customers. Total purchases by the Company from Southwind for the nine months ended September 30, 2017 and 2016 were $0 and $116,545, respectively. The net outstanding payable from Tempus to Southwind at September 30, 2017 and December 31, 2016 was $142,496.

Since July 1, 2017, Santiago Business Co. International Ltd, (“Santiago”) has provided CFO services to the Company, via full time service delivered by our CFO, Johan Aksel Bergendorff. The monthly fee is $12,500 plus expenses. Total billings for the nine months ended September 2017 was $48,996. As per September 30, 2017 (and as per this filing date, November 28, 2017) the outstanding balance for these services was $48,996.

All related party transactions are entered into and performed under commercial terms consistent with what might be expected from a third- party service provider.

See also ITEM 5. OTHER INFORMATION - 10% Senior Secured Convertible Note due April 28, 2018.

10.	RELATED PARTY TRANSACTIONS

In the Business Combination, the members of Tempus received 3,642,084 shares of the Company’s common stock in exchange for all of the issued and outstanding membership interests of Tempus. The members have the right to receive up to an additional 6,300,000 shares of the Company’s common stock upon the achievement of certain financial milestones.

In connection with the formation of Tempus, the Company’s former Chief Financial Officer, R. Lee Priest, Jr., loaned Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, and $489,899 took the form of a loan from an officer. The loan was unsecured and bore interest monthly at a rate of 5.0% per annum. The loan and all accrued interest was repaid during 2015.

On March 15, 2016, the Company purchased TJI from our CEO Benjamin Scott Terry for non-cash consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. The purchase price was based on an independent valuation of similar operations and approved by the independent directors of the board. The number of shares issued to Mr. Terry was calculated based on the volume weighted average market price of the Company’s common stock for the previous 20 trading days.  Effective as of January 1, 2017, the Company sold Tempus Jets, Inc. (“TJI”) to our CEO Benjamin Scott Terry for consideration of $500,000. See Note 18 below.

TJI owns an operating certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the FAR (the “Operating Certificate”). Prior to the Company’s purchase of TJI, TJI divested itself of substantially all of its assets other than the Operating Certificate, and settled or transferred all of its liabilities. As a result of the acquisition of TJI, the Company owns, and can operate under, the Operating Certificate. Under the Agreement, Mr. Terry and Jackson River Aviation, an affiliate of Mr. Terry’s, have indemnified the Company against liabilities that may arise from the acquisition. The transaction was approved by the independent directors of the Company after a review to determine that (a) the terms of the transaction were on an arm’s length basis; and (b) the transaction was effected by the issuance of Company securities to a person who is an owner of an asset in a business synergistic with the business of the Company, the transaction provided benefits to the Company in addition to the investment of funds and the transaction was not one in which the Company was issuing securities primarily for the purpose of raising capital or to an entity whose primary business was investing in securities.

Jackson River Aviation (“JRA”) is controlled by Benjamin Scott Terry, the Company’s CEO and a member of the Company’s Board of Directors. JRA provides FAR Part 135 aircraft charter services to the Company. Total purchases by the Company from JRA for the years ended December 31, 2016 and 2015 were $304,025 and $335,795, respectively. Billings by the Company to JRA for the years ended December 31, 2016 and 2015 were $143,995 and $25,706, respectively. As of December 31, 2016, the Company had a net outstanding receivable from JRA of $38,962. As of December 31, 2015, the Company had a net outstanding payable to JRA of $7,958.

TIH is controlled jointly by John G. Gulbin III and Benjamin Scott Terry, both members of our Board of Directors. Mr. Terry is also the company’s CEO. TIH owns certain aircraft used by Tempus to provide services to certain customers. In addition, Tempus, through its wholly owned subsidiary Global Aviation Support, LLC, provides flight planning, fuel handling and travel services to TIH. Prior to the close of the Business Combination, TIH provided administrative support, including human resources, financial, legal, contracts and other general administrative services to Tempus. Subsequent to the Business Combination, any administrative relationship has been limited to certain shared information technology and marketing expenses, which are incurred at cost. Total purchases by the Company from TIH for the years ended December 31, 2016 and 2015 were $1,331,510 and $1,943,992, respectively. Total billings from the Company to TIH for the years ended December 31, 2016 and 2015 were $280,296 and $776,025, respectively. The net outstanding payable from Tempus to TIH at December 31, 2016 and 2015 was $1,284,886 and $295,561, respectively.

Southwind Capital, LLC (“Southwind”) is controlled by R. Lee Priest, Jr., the Company’s Executive Vice President. Southwind owned certain aircraft used by Tempus to provide services to certain customers. Total purchases by the Company from Southwind for the years ended December 31, 2016 and 2015 were $142,496 and $0, respectively. The net outstanding payable from Tempus to Southwind at December 31, 2016 and 2015 was $142,496 and $0 respectively.

As of August 31, 2016, as part of the cost-cutting initiatives instituted by Tempus, the Company gave up its lease on its previous office headquarters at 133 Waller Mill Road, Williamsburg, Virginia, and relocated to office premises at 471 McLaws Circle, Suite A, Williamsburg, Virginia. The premises have been made available to the Company by JRA, which holds them under a lease. The Company uses the entire space and has begun paying JRA’s full monthly rent amount. The move has reduced the Company’s monthly lease expense from approximately $10,000 to $4,000.

In 2015, the Company entered into an aircraft purchase agreement with Pilatus Business Aircraft, Ltd. for the purchase of a Pilatus PC-12 with certain special mission modifications for approximately $7.3 million. The Company entered into this agreement pursuant to a contract with a government law enforcement agency whereby Tempus would lease the aircraft to the agency. Tempus subsequently assigned the lease contract and the purchase obligation to Cowen Aviation Finance Holdings, Inc. (“CAF”) for no consideration and has entered into a services agreement with CAF whereby it will provide certain administrative, servicing and marketing services for this and other aircraft owned by CAF. CAF is owned by Cowen Group, Inc., (“Cowen”), whose CEO and Chairman, Peter Cohen, and board member, Joseph Wright, are on our board of directors. For the twelve months ended December 31, 2016 Tempus billed $53,082 to CAF under the services agreement. Total purchases by the Company from CAF for the years ended December 31, 2016 and 2015 were $723,756 and $0, respectively. Based on the assignment of the lease contract and purchase obligation to CAF, a $750,000 customer deposit received from the law enforcement agency customer and the $500,000 deposit Tempus paid to Pilatus was transferred to CAF. At December 31, 2016 and 2015, the net payable to CAF was $62,018 and $0, respectively.

All related party transactions are entered into and performed under commercial terms consistent with what might be expected from a third party service provider. Certain sales and marketing, and information technology functions of the Company are supported by TIH and are expensed to the Company on a time and materials basis.